Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

7. RELATED PARTIES

During the six months ended June 30, 2026, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with SATS Credit Fund LP (“SATS”), pursuant to which SATS purchased a senior unsecured promissory note in the principal amount of $13.0 million (the “February 2026 Investor Note”), and the Company issued 520,000 shares of the Company’s Common Stock as additional consideration (the “Initial Commitment Shares”). Concurrently, the Company repaid the outstanding March 2025 Investor Note by transferring 500 bitcoin to SATS. Refer to Note 9 for further details. As SATS is a private investment fund raised and managed by Ten31, LLC, an affiliate of Dr. Jonathan Kirkwood, a member of Fold’s Board of Directors, these actions constituted related party transactions and were approved by our Audit Committee.

8. RELATED PARTIES

During the year ended December 31, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with SATS Credit Fund LP, pursuant to which the Company issued to SATS Credit Fund LP a convertible note in the aggregate principal amount of approximately $46.3 million. Refer to Note 10 for further details. The Securities Purchase Agreement and the transactions contemplated thereby were approved by the audit committee and the board of directors of the Company specifically in light of certain related party components, including that the SATS Credit Fund LP is a private investment fund raised and managed by Ten31, LLC, which is an affiliate of Dr. Jonathan Kirkwood, a member of Fold’s Board of Directors. Dr. Kirkwood recused himself from the board of directors’ approval of the Securities Purchase Agreement and the related transactions.

During the year ended December 31, 2024, the Company entered into a SAFE with Thesis Inc., a principal shareholder of the Company, totaling $1.0 million.

During the year ended December 31, 2025, the Company recognized nominal amounts of revenue related to merchant offers purchased by Thesis Inc.